Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2025
Key Sources of Estimation Uncertainty [Abstract]
KEY SOURCES OF ESTIMATION UNCERTAINTY
6.	KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Company’s accounting policies, which are described in Note 4, management is required to make estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets within the next financial year.

Impairment of non-financial assets

Property, plant and equipment and intangible assets are tested for impairment whenever there is any objective evidence or indication that these assets may be impaired.

For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets. If this is the case, the recoverable amount is determined for the cash-generating-unit (“CGU”) to which the asset belongs.

If the recoverable amount of the asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount.

The difference between the carrying amount and recoverable amount is recognized as an impairment loss in the income statement, unless the asset is carried at revalued amount, in which case, such impairment loss is treated as a revaluation decrease.

An impairment loss for an asset other than goodwill is reversed if, and only if, there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. The carrying amount of this asset is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of any accumulated amortization or depreciation) had no impairment loss been recognized for the asset in prior years.

A reversal of impairment loss for an asset other than goodwill is recognized in the income statement, unless the asset is carried at revalued amount, in which case, such reversal is treated as a revaluation increase.

During the years ended 2025, 2024 and 2023, the Company recognized impairment losses of $995,821, $nil and $nil, respectively.

Allowance for expected credit losses on other receivables

The Company assessed the latest performance and financial position of the counterparties, adjusted for the future outlook of the industry in which the counterparties operate in, and concluded that there has been no significant increase in the credit risk since the initial recognition of the financial assets. Accordingly, the Company measured the impairment loss allowance using 12-month ECL and determined that the ECL is insignificant.

Depreciation of property, plant and equipment

As described in Note 4, the Company reviews the estimated useful lives and residual values of property, plant and equipment at the end of each reporting period. The cost of property, plant and equipment is depreciated on a straight-line basis over the assets’ estimated useful lives. Management estimates the useful lives of these property, plant and equipment to be within 5 to 30 years. These are the common life expectancies applied in the same industry. Changes in the expected level of usage and technological developments could impact the economic useful lives and the residual values of these assets, therefore future depreciation charges could be revised.

Amortization of intangible assets

The Company estimated useful lives of intangible assets with finite useful lives are amortized on a systematic basis over their estimated useful lives. The amortization method should reflect the pattern in which the asset’s economic benefits are consumed, which is at 1 to 5 years and also taken into the consideration of the competition of the industry, there is no residual value as there is no commitment from a third party to purchase the intangible asset at the end of its useful life or an active market for the intangible asset.